SHARE-BASED COMPENSATION (Details) ₽ in Millions		12 Months Ended
	Nov. 09, 2021 $ / shares shares	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽) EquityInstruments	Dec. 31, 2018
SHARE-BASED COMPENSATION
Initial public offering price per ordinary share | $ / shares	$ 16
Expense recognized from equity-settled share-based payment transactions | ₽		₽ 657	₽ 110
Phantom shares
SHARE-BASED COMPENSATION
Aggregate number of shares granted | EquityInstruments			4,923,042
Number of shares issued to satisfy obligations under program | shares	829,111
Phantom shares | Minimum
SHARE-BASED COMPENSATION
Term of service depending on the participant for entitling cash payment				1 year
Phantom shares | Maximum
SHARE-BASED COMPENSATION
Term of service depending on the participant for entitling cash payment				5 years
2021 Restricted Stock Units Plan | Directors
SHARE-BASED COMPENSATION
Lock up period of RSUs granted		3 years